GOODWILL AND INTANGIBLES	12 Months Ended
Dec. 31, 2013
Goodwill And Intangibles
GOODWILL AND INTANGIBLES
12. GOODWILL AND INTANGIBLES

The following table summarizes Newcastle’s intangibles from continuing operations related to its senior housing real estate and golf business:

	December 31, 2013			December 31, 2012
	Gross			Gross
	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Value	Amount	Amortization	Value
Amortizable intangible assets:
In-place resident lease intangibles	$112,267	$(21,902)	$90,365	$22,711	$(4,205)	$18,506
Non-compete intangibles	1,600	(223)	1,377	600	(20)	580
Land lease intangibles	3,498	(1)	3,497	—	—	—
PILOT intangible	3,700	(124)	3,576	—	—	—
Other intangibles	2,046	(2)	2,044	—	—	—
Total Senior Housing	123,111	(22,252)	100,859	23,311	(4,225)	19,086
Trade name	700	—	700	—	—	—
Leasehold intangibles	52,066	—	52,066	—	—	—
Management contracts	39,000	—	39,000	—	—	—
Internally-developed software	800	—	800	—	—	—
Membership base	5,400	—	5,400	—	—	—
Total Golf	97,966	—	97,966	—	—	—
Total	$221,077	$(22,252)	$198,825	$23,311	$(4,225)	$19,086
Nonamortizable intangible assets:
Liquor license-Golf	900	—	900
Total	$221,977	$(22,252)	$199,725

The unamortized balance of intangible assets from continuing operations at December 31, 2013 are expected to be charged to amortization expense as follows:

2014	$55,143
2015	42,830
2016	26,970
2017	10,012
2018	9,251
Thereafter	54,619
$198,825

The following table summarizes Newcastle’s goodwill and intangibles from discontinued operations related to its media business:

	December 31, 2013			December 31, 2012
	Gross			Gross
	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Value	Amount	Amortization	Value
Amortizable intangible assets:
Advertiser relationships	58,269	(359)	57,910	—	—	—
Customer relationships	5,666	(35)	5,631	—	—	—
Subscriber relationships	35,966	(221)	35,745	—	—	—
Trade name	268	(3)	265	—	—	—
Total	$100,169	$(618)	$99,551	$	$	$
Nonamortizable intangible assets:
Mastheads-Media	45,849	—	45,849
Goodwill	126,686	—	126,686
Total Media	$272,704	$(618)	$272,086

The changes in the carrying amount of goodwill, included in discontinued operations, for the year ended December 31, 2013 are as follows:

Gross balance at January 1, 2013	$—
Business combination	126,686
Net balance at December 31, 2013	$126,686